Operating Activities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of expenses by nature [line items]
Share-based compensation expenses	$ (3,408)	$ (2,362)	$ (2,069)
Recognized government grants as a reduction of research and development expenses	800	500	600
Research and development
Disclosure of expenses by nature [line items]
Employee salary and benefit expenses, excluding share-based compensation	(3,337)	(2,586)	(1,756)
Share-based compensation expenses	(1,496)	(1,021)	(896)
Depreciation	(92)	(65)	(59)
External expenses	(5,977)	(4,544)	(1,018)
Total	(10,902)	(8,216)	(3,729)
General and administrative
Disclosure of expenses by nature [line items]
Employee salary and benefit expenses, excluding share-based compensation	(1,098)	(517)	(190)
Share-based compensation expenses	(1,912)	(1,341)	(1,173)
Professional fees	(2,644)	(773)	(520)
Depreciation	(12)	(16)	(15)
Total	$ (5,666)	$ (2,647)	$ (1,898)